Income tax expense/(credit) (Tables)	12 Months Ended
Dec. 31, 2022
Income tax expense/(credit)
Summary of income tax credit

	2022	2021	2020
	$	$	$
Current tax - Hong Kong Profits Tax
Provision for the year	7,338,274	1,164,222	—
Current tax - Overseas
Provision for the year	88,463	38,475	19,671
Deferred tax
Origination and reversal of temporary differences	(279,633)	2,530,047	(1,957,229)

Tax expense/(credit)	7,147,104	3,732,744	(1,937,558)

Schedule of reconciliation between tax credit credited to profit or loss and accounting loss

	2022	2021	2020
	$	$	$
Loss before taxation	(183,306,283)	(170,284,098)	(3,901,443)

Notional tax on loss before taxation, calculated at the applicable rate	(18,117,948)	(6,622,976)	(697,772)
Tax effect of non-deductible expenses	25,595,035	11,587,117	1,111,877
Tax effect of non-taxable income	(168,565)	(1,008,915)	(76,874)
Tax effect of temporary difference not recognized	—	—	73,833
Tax effect on utilization of previously unrecognized tax losses	—	(579,657)	(692,350)
Tax effect of tax losses not recognized	101,854	—	298,651
Tax effect of previously unrecognized temporary differences recognized in current year	(263,272)	360,922	(1,957,229)
Others	—	(3,747)	2,306

	7,147,104	3,732,744	(1,937,558)

Schedule of deferred tax assets and liabilities recognized

	Depreciation allowances in excess of the related depreciation	Tax losses recognized	Intangible assets arising from business combination	Total
	$	$	$	$
Deferred tax arising from:
At January 1, 2020	36,504	(1,169,865)	1,133,361	—
Charged/(credited) to profit or loss	315,514	(2,138,179)	(134,564)	(1,957,229)
Exchange differences	12,727	(39,709)	33,057	6,075

At December 31, 2020 and January 1, 2021	364,745	(3,347,753)	1,031,854	(1,951,154)
Charged to profit or loss	906,775	1,528,881	94,391	2,530,047
Exchange differences	(3,839)	9,710	(4,968)	903

At December 31, 2021 and January 1, 2022	1,267,681	(1,809,162)	1,121,277	579,796
(Credited)/charged to profit or loss	(957,459)	1,799,103	(1,121,277)	(279,633)
Additions from acquisition (note 33(C))	63,666	(235,879)	2,850,000	2,677,787
Exchange differences	(38,448)	2,489	—	(35,959)

At December 31, 2022	335,440	(243,449)	2,850,000	2,941,991

Summary of Deferred Tax Liability Asset Explanatory

	2022	2021
	$	$
Represented by:
Deferred tax assets	(243,449)	(79,702)
Deferred tax liabilities	3,185,440	659,498

	2,941,991	579,796

Summary of Expiry Date Of Cumulative Tax Losses Explanatory
The expiry dates of the cumulative tax losses are as follows:

	2022	2021
	$	$
Within 1 year	893,511	—
Over 1 year but within 5 years	14,362,136	—
Over 5 years but within 10 years	25,085,050	—
Do not expire under the relevant tax legislations	22,245,856	—

	62,586,553	—